Investments (Fixed Maturity and Equity Securities Available-For-Sale - Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Certain Fixed Maturity Securities
Gross Unrealized OTTI Loss	$ (8)	$ 76	$ 112
Available-for-sale Securities, Debt Securities	289,563	287,783
Foreign Corporate Debt Securities [Member]
Summary of Certain Fixed Maturity Securities
Gross Unrealized OTTI Loss	(1)	1
Available-for-sale Securities, Debt Securities	50,663	51,411
Gross Unrealized Gain	2,901	2,845
RMBS (1)
Summary of Certain Fixed Maturity Securities
Gross Unrealized OTTI Loss	(10)	37
Available-for-sale Securities, Debt Securities	29,032	28,889
Gross Unrealized Gain	1,039	1,144
CMBS
Summary of Certain Fixed Maturity Securities
Gross Unrealized OTTI Loss	0	0
Available-for-sale Securities, Debt Securities	7,460	9,209
Gross Unrealized Gain	237	316
Non-income producing fixed maturity securities
Summary of Certain Fixed Maturity Securities
Available-for-sale Securities, Debt Securities	1	43
Gross Unrealized Gain	$ (3)	$ 11